FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of assets and liabilities that are not measured at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	$ 255,568,505	$ 236,088,113
Liabilities	(227,453,292)	(207,282,494)
Not measured at fair value in statement of financial position but for which fair value is disclosed
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	188,363,522	178,338,055
Liabilities	(217,336,055)	(196,512,974)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(182,022,114)	(158,235,896)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(762,574)	(1,363,679)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(2,216,163)	(1,313,737)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(11,202,126)	(13,959,343)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(20,530,091)	(20,966,755)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(602,987)	(673,564)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	5,200,688	4,011,398
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	131,530	93,033
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	2,423,639	1,797,470
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	270,745	209,571
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	390,290	310,705
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	1,984,484	1,600,619
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans and advances to customers, net
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	183,162,834	174,326,657
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	1,254,215	802,309
Liabilities	(10,507,774)	(8,277,170)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(10,507,774)	(8,277,170)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	1,254,215	802,309
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt instruments | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	131,530	93,033
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	238,317	145,798
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	239,623	169,423
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	644,745	394,055
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	163,932	499,394
Liabilities	(37,716,312)	(43,608,948)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(29,309,307)	(33,655,920)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(8,407,005)	(9,953,028)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	163,932	499,394
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Assets		345,239
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt instruments | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	150,667	141,282
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	13,265	12,873
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	186,945,375	177,036,352
Liabilities	(169,111,969)	(144,626,856)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(152,712,807)	(124,579,976)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(762,574)	(1,363,679)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(2,216,163)	(1,313,737)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(11,202,126)	(13,959,343)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Debt Instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(1,615,312)	(2,736,557)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	(602,987)	(673,564)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	3,782,541	2,709,695
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Debt instruments | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	2,423,639	1,452,231
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	32,428	63,773
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Debt instruments | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	1,326,474	1,193,691
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Loans and advances to customers, net
FAIR VALUE OF ASSETS AND LIABILITIES
Assets	$ 183,162,834	$ 174,326,657